Reinsurance - Reinsurance items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reinsurance recoverable
Interest credited to contractholder funds	$ 44	$ 40	$ 44
Prudential
Reinsurance recoverable
Premiums and contract charges	64	65	72
Contract benefits	46	(4)	87
Interest credited to contractholder funds	20	19	20
Operating costs and expenses	12	12	14
Affiliate
Reinsurance recoverable
Premiums and contract charges	44	49	51
Contract benefits	37	35	35
Interest credited to contractholder funds	18	20	20
Non-affiliate
Reinsurance recoverable
Premiums and contract charges	227	270	275
Contract benefits	139	152	214
Interest credited to contractholder funds	$ 26	$ 20	$ 24